Nature of Operations and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Nature of Operations
Nature of Operations
We were incorporated in California in September 1998 and re-incorporated in the State of Delaware in August 2003. We generate revenues primarily by delivering relevant, cost-effective online advertising.
On April 17, 2013, we sold the Motorola Home business (Motorola Home) to Arris Group, Inc. (Arris). The financial results of Motorola Home are presented as net income (loss) from discontinued operations on the Consolidated Statements of Income for the year ended December 31, 2013. See Note 9 for further discussion of the sale.
On April 2, 2014, we completed a two-for-one stock split effected in the form of a stock dividend (the Stock Split). All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the Stock Split. See Note 12 for additional information about the Stock Split.
On October 29, 2014, we sold the Motorola Mobile business (Motorola Mobile) to Lenovo Group Limited (Lenovo). The financial results of Motorola Mobile are presented as net income (loss) from discontinued operations on the Consolidated Statements of Income for the years ended December 31, 2013 and 2014. See Note 9 for further discussion of the sale.
On August 10, 2015, we announced plans to create a new public holding company, Alphabet Inc. (Alphabet), and a new operating structure. On October 2, 2015, we implemented the holding company reorganization, and as a result, Alphabet became the successor issuer to Google Inc. (Google).
The implementation of the holding company reorganization on October 2, 2015 was accounted for as a merger under common control. Alphabet has recognized the assets and liabilities of Google at carryover basis. The consolidated financial statements of Alphabet present comparative information for prior years on a combined basis, as if both Alphabet and Google were under common control for all periods presented.
The consolidated financial statements and notes thereto are being presented in a combined report being filed by two separate registrants: Alphabet and Google. The Consolidated Statements of Stockholders’ Equity and Consolidated Statements of Cash Flows are the only statements with differences between Alphabet and Google.  The differences relate to transactions between Alphabet and Google which are accounted for as capital transactions. Refer to Note 13 for additional information.

Basis of Consolidation
Basis of Consolidation
The consolidated financial statements of Alphabet and Google include the accounts of Alphabet and Google, respectively, and all wholly owned subsidiaries as well as all variable interest entities where we are the primary beneficiary. All intercompany balances and transactions have been eliminated.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles (GAAP) requires us to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from these estimates. On an ongoing basis, we evaluate our estimates, including those related to the accounts receivable and sales allowances, fair values of financial instruments, intangible assets and goodwill, useful lives of intangible assets and property and equipment, income taxes, and contingent liabilities, among others. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Revenue Recognition
Revenue Recognition
The following table presents our revenues by segment and revenue source (in millions):

	Year Ended December 31,
	2013	2014	2015
Google segment
Google websites	$37,422	$45,085	$52,357
Google Network Members' websites (1)	13,650	14,539	15,033
Google advertising revenues	51,072	59,624	67,390
Google other revenues (1)	4,435	6,050	7,151
Google segment revenues	$55,507	$65,674	$74,541

Other Bets
Other Bets revenues	$12	$327	$448

Consolidated revenues	$55,519	$66,001	$74,989

(1)
Prior period amounts have been adjusted to reflect the reclassification primarily related to DoubleClick ad serving software revenues from Google other revenues to Advertising Revenues from Google Network Members' websites to conform with current period presentation.

We generate revenues primarily by delivering performance and brand advertising. Performance advertising creates and delivers relevant ads that users will click, leading to direct engagement with advertisers. Brand advertising enhances users’ awareness of and affinity with advertisers’ products and services, through videos, text, images, and other ads that run across various devices.
Google AdWords is our auction-based advertising program that enables performance advertisers to place text-based and display ads on Google websites and our Google Network Members’ websites. Google AdSense refers to the online programs through which we distribute our advertisers’ AdWords ads for display on our Google Network Members’ websites. Most of our customers pay us on a cost-per-click basis, which means that an advertiser pays us only when a user engages with the ads by clicking on an ad on Google websites or Google Network Members' websites or by viewing YouTube engagement ads like TrueView (counted as an engagement when the user chooses not to skip the ad). We also offer advertising on a cost-per-impression basis that enables our brand advertisers to pay us based on the number of times their ads display on Google websites and our Google Network Members’ websites as specified by the advertisers.
Revenue from advertising is recognized when the services have been provided or delivered, the fees we charge are fixed or determinable, we and our advertisers or other customers understand the specific nature and terms of the agreed upon transactions, and collectability is reasonably assured. We recognize as revenues the fees charged to advertisers each time a user clicks on one of the ads that appears next to the search results or content on Google websites or our Google Network Members’ websites. For those advertisers using our cost-per-impression pricing, we recognize as revenues the fees charged to advertisers each time their ads are displayed on Google websites or our Google Network Members’ websites. We report our Google AdSense revenues and traffic acquisition costs due to our Google Network Members on a gross basis principally because we are the primary obligor to our advertisers.
Revenue from hardware sales to end customers or through distribution channels is generally recognized when products have been shipped, risk of loss has transferred to the customer, objective evidence exists that customer acceptance provisions have been met, no significant obligations remain and allowances for discounts, price protection, returns and customer incentives can be reasonably and reliably estimated. Revenues are reported net of these allowances. Where these allowances cannot be reasonably and reliably estimated, we recognize revenue at the time the product sells through the distribution channel to the end customer or when the return period elapsed, as applicable.
For the sale of certain third-party products and services, we evaluate whether it is appropriate to recognize revenue based on the gross amount billed to the customers or the net amount earned as revenue share. Generally, when we record revenue on a gross basis, we are the primary obligor in a transaction, and have also considered other factors, including whether we are subject to inventory risk or have latitude in establishing prices.
For multi-element arrangements, including those that contain software essential to hardware products’ functionality and services, we allocate revenue to each unit of accounting based on their relative selling prices. In such circumstances, we use a hierarchy to determine the selling prices to be used for allocating revenue: (i) vendor-specific objective evidence of fair value (VSOE), (ii) third-party evidence of selling price, and (iii) best estimate of the selling price (ESP). VSOE generally exists only when we sell the deliverable separately and is the price actually charged by us for that deliverable. ESPs reflect our best estimates of what the selling price of the deliverable would be if it was sold regularly on a stand-alone basis.
We record deferred revenues when cash payments are received in advance of our performance in the underlying agreement on the accompanying Consolidated Balance Sheets.

Cost of Revenues
Cost of Revenues
Cost of revenues consists of traffic acquisition costs which are the advertising revenues shared with our Google Network Members and the amounts paid to our distribution partners who distribute our browser or otherwise direct search queries to our website.
Additionally, other costs of revenues includes the following:

•	The expenses associated with the operation of our data centers (including depreciation, labor, energy, and bandwidth costs);

•
Content acquisition costs primarily related to payments to certain content providers from whom we license their video and other content for distribution on YouTube and Google Play (we share most of the fees these sales generate with content providers or pay a fixed fee to these content providers);

•	Credit card and other transaction fees related to processing customer transactions;

•	Stock-based compensation expense;

•	Revenue share payments to mobile carriers;

•	Inventory costs for hardware we sell; and

•	Amortization of certain intangible assets.

Stock-based Compensation
Stock-based Compensation
Restricted stock units (RSUs) are measured based on the fair market value of the underlying stock on the date of grant. Shares are issued on the vesting dates net of the minimum statutory tax withholding to be paid by us on behalf of our employees. As a result, the actual number of shares issued will be fewer than the actual number of RSUs outstanding. We record the liability for withholding amounts to be paid by us primarily as a reduction to additional paid-in capital when paid.
For stock option awards, we determined fair value using the Black-Scholes-Merton (BSM) option pricing model on the date of grant.
Stock-based compensation includes awards we expect to settle in Alphabet stock as well as awards we will ultimately settle in cash. We recognize stock-based compensation, less an estimate for forfeitures, using the straight-line method over the requisite service period. Additionally, stock-based compensation for liability classified awards reflect changes in fair value during the requisite service period.
We include as part of cash flows from operating activities the benefits of tax deductions in excess of the tax-effected compensation of the related stock-based awards for options exercised and RSUs vested during the period. For Google, such tax benefits are included as part of cash flows from financing activities. During the years ended December 31, 2013, 2014, and 2015, the amount of cash received from the exercise of stock options, which is recognized as part of cash flows from financing activities, was $1,174 million, $465 million, and $393 million, respectively.
We have elected to account for the indirect effects of stock-based awards -- primarily the research and development tax credit -- through the Consolidated Statements of Income. Total direct tax benefit realized, including the excess tax benefit, from stock-based award activities during the years ended December 31, 2013, 2014, and 2015, was $1,195 million, $1,356 million, and $1,544 million, respectively.

Certain Risks and Concentrations
Certain Risks and Concentrations
Our revenues are primarily derived from online advertising, the market for which is highly competitive and rapidly changing. In addition, our revenues are generated from a multitude of vertical market segments in countries around the world. Significant changes in this industry or changes in customer buying or advertiser spending behavior could adversely affect our operating results.
We are subject to concentrations of credit risk principally from cash and cash equivalents, marketable securities, foreign exchange contracts, and accounts receivable. Cash equivalents and marketable securities consist primarily of time deposits, money market and other funds, including cash collateral received related to our securities lending program, highly liquid debt instruments of the U.S. government and its agencies, debt instruments issued by foreign governments and municipalities in the U.S., corporate securities, agency mortgage-backed securities, and asset-backed securities. Foreign exchange contracts are transacted with various financial institutions with high credit standing. Accounts receivable are typically unsecured and are derived from revenues earned from customers located around the world. In 2013, 2014, and 2015, we generated approximately 46%, 45%, and 46% of our revenues from customers based in the U.S., with the majority of revenues from customers outside of the U.S. located in Europe and Japan. We perform ongoing evaluations to determine customer credit and we limit the amount of credit we extend, but generally we do not require collateral from our customers. We maintain reserves for estimated credit losses and these losses have generally been within our expectations.
No individual customer or groups of affiliated customers represented more than 10% of our revenues in 2013, 2014, or 2015.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
Our financial assets and financial liabilities that include cash equivalents, marketable securities, foreign currency and interest rate derivative contracts, and non-marketable debt securities are measured and recorded at fair value on a recurring basis. We measure certain financial assets at fair value for disclosure purposes, as well as, on a nonrecurring basis when they are deemed to be other-than-temporarily impaired. Our other current financial assets and our other current financial liabilities have fair values that approximate their carrying value.
Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or a liability. Assets and liabilities recorded at fair value are measured and classified in accordance with a three-tier fair value hierarchy based on the observability of the inputs available in the market used to measure fair value:
Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 - Include other inputs that are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant inputs are observable in the market or can be derived from observable market data. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs including interest rate curves, foreign exchange rates, and credit ratings.
Level 3 - Unobservable inputs that are supported by little or no market activities.
The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Cash, Cash Equivalents, and Marketable Securities
Cash, Cash Equivalents, and Marketable Securities
We invest all excess cash primarily in debt securities including those of the U.S. government and its agencies, corporate debt securities, agency mortgage-backed securities, money market and other funds, municipal securities, time deposits, asset backed securities, and debt instruments issued by foreign governments.
We classify all investments that are readily convertible to known amounts of cash and have stated maturities of three months or less from the date of purchase as cash equivalents and those with stated maturities of greater than three months as marketable securities.
We determine the appropriate classification of our investments in marketable securities at the time of purchase and reevaluate such designation at each balance sheet date. We have classified and accounted for our marketable securities as available-for-sale. After consideration of our risk versus reward objectives, as well as our liquidity requirements, we may sell these securities prior to their stated maturities. As we view these securities as available to support current operations, we classify highly liquid securities with maturities beyond 12 months as current assets under the caption marketable securities in the accompanying Consolidated Balance Sheets. We carry these securities at fair value, and report the unrealized gains and losses, net of taxes, as a component of stockholders’ equity, except for unrealized losses determined to be other-than-temporary, which we record within other income (expense), net. We determine any realized gains or losses on the sale of marketable securities on a specific identification method, and we record such gains and losses as a component of other income (expense), net.

Non Marketable Equity Investments
Non-Marketable Investments
We have accounted for non-marketable equity investments either under the equity or cost method. Investments through which we exercise significant influence but do not have control over the investee are accounted for under the equity method. Investments through which we are not able to exercise significant influence over the investee are accounted for under the cost method.
We have accounted for our non-marketable investments that meet the definition of a debt security as available-for-sale securities. Since these securities do not have contractual maturity dates and we do not intend to liquidate them in the next 12 months, we have classified them as non-current assets on the accompanying Consolidated Balance Sheet.

Variable Interest Entities
Variable Interest Entities
We make a determination at the start of each arrangement whether an entity in which we have made an investment is considered a Variable Interest Entity (“VIE”). We consolidate VIEs in which we have a controlling financial interest. If we do not have a controlling financial interest in a VIE, we account for the investment under either the equity or cost method.

Impairment of Marketable and Non-Marketable Securities
Impairment of Marketable and Non-Marketable Investments
We periodically review our marketable and non-marketable investments for impairment. If we conclude that any of these investments are impaired, we determine whether such impairment is other-than-temporary. Factors we consider to make such determination include the duration and severity of the impairment, the reason for the decline in value and the potential recovery period and our intent to sell. For debt securities, we also consider whether (1) it is more likely than not that we will be required to sell the security before recovery of its amortized cost basis, and (2) the amortized cost basis cannot be recovered as a result of credit losses. If any impairment is considered other-than-temporary, we will write down the asset to its fair value and record the corresponding charge as other income (expense), net.

Accounts Receivable
Accounts Receivable
We record accounts receivable at the invoiced amount and we normally do not charge interest. We maintain an allowance for doubtful accounts to reserve for potentially uncollectible receivables. We review the accounts receivable by amounts due by customers which are past due to identify specific customers with known disputes or collectability issues. In determining the amount of the reserve, we make judgments about the creditworthiness of significant customers based on ongoing credit evaluations. We also maintain a sales allowance to reserve for potential credits issued to customers. We determine the amount of the reserve based on historical credits issued.

Property and Equipment
Property and Equipment
We account for property and equipment at cost less accumulated depreciation and amortization. We compute depreciation using the straight-line method over the estimated useful lives of the assets, generally two to five years. We depreciate buildings over periods up to 25 years. We amortize leasehold improvements over the shorter of the remaining lease term or the estimated useful lives of the assets. Construction in progress is the construction or development of property and equipment that have not yet been placed in service for our intended use. Depreciation for equipment commences once it is placed in service and depreciation for buildings and leasehold improvements commences once they are ready for our intended use. Land is not depreciated.

Software Development Costs
Software Development Costs
We expense software development costs, including costs to develop software products or the software component of products to be marketed to external users, before technological feasibility is reached. Technological feasibility is typically reached shortly before the release of such products and as a result, development costs that meet the criteria for capitalization were not material for the periods presented.
Software development costs also include costs to develop software to be used solely to meet internal needs and cloud based applications used to deliver our services. We capitalize development costs related to these software applications once the preliminary project stage is complete and it is probable that the project will be completed and the software will be used to perform the function intended. Costs capitalized for developing such software applications were not material for the periods presented.

Business Combinations
Business Combinations
We include the results of operations of the businesses that we acquire as of the respective dates of acquisition. We allocate the fair value of the purchase price of our acquisitions to the assets acquired and liabilities assumed based on their estimated fair values. The excess of the fair value of the purchase price over the fair values of these identifiable assets and liabilities is recorded as goodwill.

Long-Lived Assets Including Goodwill and Other Acquired Intangible Assets
Long-Lived Assets Including Goodwill and Other Acquired Intangible Assets
We review property and equipment, long-term prepayments and intangible assets, excluding goodwill, for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. We measure recoverability of these assets by comparing the carrying amounts to the future undiscounted cash flows that the assets or the asset group are expected to generate. If the assets are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the asset exceeds its fair market value. In 2014, we recorded impairments of intangible assets, including an impairment of $378 million in the third quarter of 2014 related to a patent licensing royalty asset. Impairments of intangible assets were not material in 2015.
We allocate goodwill to reporting units based on the reporting unit expected to benefit from the business combination. We evaluate our reporting units when changes in our operating structure occur, and if necessary, reassign goodwill using a relative fair value allocation approach. We test our goodwill for impairment at least annually, or more frequently if events or changes in circumstances indicate that the asset may be impaired. No goodwill impairment has been identified in any of the years presented.
Intangible assets with definite lives are amortized over their estimated useful lives. We amortize our acquired intangible assets on a straight-line basis with definite lives over periods ranging from one to twelve years.

Income Taxes
Income Taxes
We account for income taxes using the asset and liability method, under which we recognize the amount of taxes payable or refundable for the current year and deferred tax assets and liabilities for the future tax consequences of events that have been recognized in our financial statements or tax returns. We measure current and deferred tax assets and liabilities based on provisions of enacted tax law. We evaluate the realization of our deferred tax assets based on all available evidence and establish a valuation allowance to reduce deferred tax assets when it is more-likely-than-not that they will not be realized.
We recognize the financial statement effects of a tax position when it is more-likely-than not that, based on technical merits, the position will be sustained upon examination. The tax benefits of the position recognized in the financial statements are then measured based on the largest amount of benefit that is greater than 50% likely to be realized upon settlement with a taxing authority. In addition, we recognize interest and penalties related to unrecognized tax benefits as a component of the income tax provision.

Foreign Currency
Foreign Currency
Generally, the functional currency of our international subsidiaries is the local currency. We translate the financial statements of these subsidiaries to U.S. dollars using month-end exchange rates for assets and liabilities, and average rates for the annual period derived from month-end exchange rates for revenues, costs, and expenses. We record translation gains and losses in accumulated other comprehensive income as a component of stockholders’ equity. We reflect net foreign exchange transaction gains and losses resulting from the conversion of the transaction currency to functional currency as a component of foreign currency exchange losses in other income (expense), net.

Advertising and Promotional Expenses	Advertising and Promotional Expenses We expense advertising and promotional costs in the period in which they are incurred.
Recent Accounting Pronouncements
Recent Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-09 (ASU 2014-09) "Revenue from Contracts with Customers." ASU 2014-09 supersedes the revenue recognition requirements in “Revenue Recognition (Topic 605)”, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. As currently issued and amended, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, though early adoption is permitted for annual reporting periods beginning after December 15, 2016. We are currently in the process of evaluating the impact of the adoption of ASU 2014-09 on our consolidated financial statements, implementing accounting system changes related to the adoption, and considering additional disclosure requirements.
In June 2014, the FASB issued Accounting Standards Update No. 2014-10 (ASU 2014-10) "Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation." ASU 2014-10 removes the definition of a development stage entity from the Master Glossary of the Accounting Standards Codification (ASC) thereby removing the financial reporting distinction between development stage entities and other reporting entities. The additional elimination of related consolidation guidance will require companies with interests in development stage entities to reassess whether such entities are variable interest entities under ASC Topic 810, Consolidation. We have adopted this standard in the first quarter of 2016 on a retrospective basis and the adoption of this standard did not have a material impact on our consolidated financial statements. Refer to Note 7 for further details. Information for Google has not been updated as Google ceased reporting for periods subsequent to the year ended December 31, 2015.
In February 2015, the FASB issued Accounting Standards Update No. 2015-02 (ASU 2015-02) "Consolidation (Topic 810): Amendments to the Consolidation Analysis." ASU 2015-02 changes the analysis that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. We have adopted this standard in the first quarter of 2016 on a retrospective basis. The adoption of this standard did not have a material impact on our consolidated statement of operations or consolidated balance sheet, but it resulted in additional disclosures. Refer to Note 3 for further details. Information for Google has not been updated as Google ceased reporting for periods subsequent to the year ended December 31, 2015.
In November 2015, the FASB issued Accounting Standards Update No. 2015-17 (ASU 2015-17) “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes”.  ASU 2015-17 simplifies the presentation of deferred income taxes by eliminating the separate classification of deferred income tax liabilities and assets into current and noncurrent amounts in the consolidated balance sheet statement of financial position. The amendments in the update require that all deferred tax liabilities and assets be classified as noncurrent in the consolidated balance sheet. The amendments in this update are effective for annual periods beginning after December 15, 2016, and interim periods therein and may be applied either prospectively or retrospectively to all periods presented. Early adoption is permitted. We have early adopted this standard in the fourth quarter of 2015 on a retrospective basis. Prior periods have been retrospectively adjusted.
As a result of the adoption of ASU 2015-17, the Company made the following adjustments to the 2014 balance sheet: a $1,322 million decrease to current deferred tax assets, a $83 million increase to noncurrent deferred tax asset, a $26 million decrease to current deferred tax liability, and a decrease of $1,213 million to noncurrent deferred tax liability.
In January 2016, the FASB issued Accounting Standards Update No. 2016-01 (ASU 2016-01) "Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities." ASU 2016-01 amends various aspects of the recognition, measurement, presentation, and disclosure for financial instruments. With respect to our consolidated financial statements, the most significant impact relates to the accounting for equity investments. It will impact the disclosure and presentation of financial assets and liabilities. ASU 2016-01 is effective for annual reporting periods, and interim periods within those years beginning after December 15, 2017. Early adoption by public entities is permitted only for certain provisions. We are currently in the process of evaluating the impact of the adoption of this standard on our consolidated financial statements.
In March 2016, the FASB issued Accounting Standards Update No. 2016-09 (ASU 2016-09) "Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting". We elected to early adopt these amendments beginning in the first quarter of 2016. Our Consolidated Statements of Cash Flows now present excess tax benefits as an operating activity, with the prior periods adjusted accordingly. The three year impact to our Consolidated Statements of Cash Flows as a result of the adoption of ASU 2016-09 is as follows (in millions):

Prior Period Reclassifications	Prior Period Reclassifications Certain amounts in prior periods have been reclassified to conform with current period presentation.